Corporate and Administrative Expenses (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Corporate And Administrative Expenses [Line Items]
Salaries and benefits	$ 1,007,016	$ 1,433,624	$ 1,387,249
Employees salaries, benefits and share based compensation	1,074,999	1,485,977	1,463,258
Director's fees	12,060	63,800	78,850
Canada Emergency Wage Subsidy [Member]
Corporate And Administrative Expenses [Line Items]
Salaries and benefits	176,294		0
Director's fees	$ 8,677